Trade and other receivables - ECL (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade notes and accounts receivable
Trade and other receivables
Financial assets at beginning of period	€ 9,497
Financial assets at end of period	6,651	€ 9,497
Trade notes and accounts receivable | Accumulated impairment
Trade and other receivables
Financial assets at beginning of period	(8,283)	(4,254)
Additions	(4,349)	(6,178)
Reversal	129	318
Use of provision	(3,557)	(2,025)
Effect of translation	885	(194)
Financial assets at end of period	(8,061)	(8,283)
Other receivables | Accumulated impairment
Trade and other receivables
Financial assets at beginning of period	(503)	(484)
Additions	(215)	(71)
Reversal	30	54
Use of provision	(75)
Effect of translation	24	(2)
Financial assets at end of period	€ (589)	€ (503)